Schedules of Investments As of April 30, 2021

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 19.47% of Total Net Assets
	202,748 Troy Oz.	Gold bullion (a)	$358,316,358
	95,000 Coins	One-ounce gold coins (a)	176,623,000

		Total Gold Assets (identified cost $310,894,789)	$534,939,358

		SILVER ASSETS — 5.23% of Total Net Assets
	5,557,355 Troy Oz.	Silver bullion (a)	$143,674,305

		Total Silver Assets (identified cost $80,015,573)	$143,674,305

Principal Amount
		SWISS FRANC ASSETS — 7.80% of Total Net Assets
CHF	5,063,461	Swiss franc deposits (a)	$5,544,441

CHF	65,000,000	2.000% Swiss Confederation Bonds, 05-25-22	$73,313,167
CHF	45,000,000	4.000% Swiss Confederation Bonds, 02-11-23	53,446,400
CHF	50,000,000	1.250% Swiss Confederation Bonds, 06-11-24	58,105,667
CHF	10,000,000	1.500% Swiss Confederation Bonds, 07-24-25	11,947,988
CHF	10,000,000	1.250% Swiss Confederation Bonds, 05-28-26	11,960,580

		Total Swiss Confederation bonds	$208,773,802

		Total Swiss Franc Assets (identified cost $213,973,575)	$214,318,243

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 20.10% of Total Net Assets

		NATURAL RESOURCES — 9.84% of Total Net Assets
	200,000	APA Corporation	$4,000,000
	150,000	BHP Group, Ltd. (b)	10,914,000
	125,000	BP, p.l.c. (b)	3,145,000
	500,000	Cameco Corporation	8,405,000
	125,000	Canadian Natural Resources Ltd.	3,797,500
	125,000	Chevron Corporation	12,883,750
	125,000	ConocoPhillips	6,392,500
	500,000	Devon Energy Corporation	11,690,000
	125,000	Exxon Mobil Corporation	7,155,000
	4,000,000	Freeport-McMoRan, Inc.	150,840,000
	500,000	Murphy Oil Corporation	8,465,000
	150,000	Nutrien, Ltd.	8,278,500
	200,000	Occidental Petroleum Corporation	5,072,000
	100,000	Occidental Petroleum Corporation warrants (a)	1,078,000
	200,000	Ovintiv, Inc.	4,786,000
	150,000	Rio Tinto p.l.c (b)	12,759,000
	500,000	South32 Limited (b)	5,500,000
	250,000	Vale S.A. (b)	5,030,000

			$270,191,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 10.26% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,291,250
75,000	AvalonBay Communities, Inc.	14,400,000
75,000	Boston Properties, Inc.	8,201,250
200,000	Centerspace	14,078,000
75,000	Digital Realty Trust, Inc.	11,573,250
125,000	Duke Realty Corporation	5,815,000
75,000	Essex Property Trust, Inc.	21,789,000
100,000	Federal Realty Investment Trust	11,284,000
900,000	Franklin Street Properties Corporation	4,752,000
150,000	Highwoods Properties, Inc.	6,718,500
250,000	Kimco Realty Corporation	5,250,000
500,000	Outfront Media, Inc.	12,185,000
125,000	Prologis, Inc.	14,566,250
125,000	Regency Centers Corporation	7,957,500
100,000	Simon Property Group, Inc.	12,174,000
60,000	Texas Pacific Land Corporation	92,409,000
125,000	UDR, Inc.	5,806,250
250,000	UMH Properties, Inc.	5,382,500
200,000	Urstadt Biddle Properties, Inc.	2,894,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,085,000
100,000	Vornado Realty Trust	4,575,000
125,000	Washington Real Estate Investment Trust	2,902,500
150,000	Weyerhaeuser Company	5,815,500

		$281,904,750

	Total Real Estate and Natural Resource Stocks (identified cost $360,075,571)	$552,096,000

	AGGRESSIVE GROWTH STOCKS — 19.34% of Total Net Assets

	AEROSPACE — .83% of Total Net Assets
60,000	Lockheed Martin Corporation	$22,833,600

		$22,833,600
	CHEMICALS — 1.00% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$17,308,800
60,000	Albemarle Corporation	10,090,200

		$27,399,000
	COMPUTER SOFTWARE & SERVICES — 3.76% of Total Net Assets
60,000	Autodesk, Inc. (a)	$17,514,600
500,000	Palantir Technologies, Inc. Class A (a)	11,520,000
200,000	Sailpoint Technologies Holdings, Inc. (a)	9,766,000
175,000	Twilio, Inc. Class A (a)	64,365,000

		$103,165,600
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.61% of Total Net Assets
35,000	Broadcom, Inc.	$15,967,000
125,000	Intel Corporation	7,191,250
35,000	NVIDIA Corporation	21,013,300

		$44,171,550

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .33% of Total Net Assets
150,000	HollyFrontier Corporation	$5,250,000
50,000	Phillips 66	4,045,500

		$9,295,500
	ENGINEERING & CONSTRUCTION — .46% of Total Net Assets
100,000	Fluor Corporation	$2,298,000
100,000	Lennar Corporation Class A	10,360,000

		$12,658,000
	ENTERTAINMENT & LEISURE — 2.76% of Total Net Assets
60,000	Disney (Walt) Company	$11,161,200
175,000	Facebook, Inc. Class A (a)	56,889,000
60,000	Wynn Resorts, Ltd.	7,704,000

		$75,754,200
	FINANCIAL SERVICES — 2.31% of Total Net Assets
125,000	Affirm Holdings, Inc. (a)	$8,812,500
60,000	First Republic Bank	10,994,400
400,000	KeyCorp	8,704,000
150,000	Morgan Stanley	12,382,500
150,000	Schwab (Charles) Corporation	10,560,000
60,000	State Street Corporation	5,037,000
30,000	Visa, Inc. Class A	7,006,800

		$63,497,200
	MANUFACTURING — 1.95% of Total Net Assets
60,000	Agilent Technologies, Inc.	$8,018,400
60,000	Illinois Tool Works, Inc.	13,827,600
60,000	IPG Photonics Corporation (a)	13,026,600
60,000	Parker-Hannifin Corporation	18,828,600

		$53,701,200
	MATERIALS — .30% of Total Net Assets
100,000	Nucor Corporation	$8,226,000

		$8,226,000
	PHARMACEUTICALS — 1.59% of Total Net Assets
50,000	Amgen, Inc.	$11,982,000
175,000	Applied Molecular Transport, Inc. (a)	10,060,750
500,000	Atara Biotherapeutics, Inc. (a)	7,030,000
250,000	Cortexyme, Inc. (a)	9,792,500
200,000	Personalis, Inc. (a)	4,928,000

		$43,793,250
	RETAIL — .99% of Total Net Assets
50,000	Costco Wholesale Corporation	$18,604,500
50,000	Williams-Sonoma, Inc.	8,537,500

		$27,142,000
	TRANSPORTATION — 1.45% of Total Net Assets
60,000	FedEx Corporation	$17,418,600
60,000	Kansas City Southern	17,532,600
60,000	Ryder System, Inc.	4,790,400

		$39,741,600

	Total Aggressive Growth Stocks (identified cost $203,428,449)	$531,378,700

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 26.11% of Total Net Assets

	CORPORATE BONDS — 21.56% of Total Net Assets

	AEROSPACE — .59% of Total Net Assets
$11,736,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,515,284
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,669,653

		$16,184,937
	CHEMICALS — .75% of Total Net Assets
8,360,000	4.150% Albemarle Corporation, 12-01-24	$9,210,797
11,228,000	3.500% Eastman Chemical Company, 12-01-21	11,432,995

		$20,643,792
	COMMUNICATIONS SERVICES — .13% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,501,745

		$3,501,745
	COMPUTER SOFTWARE & SERVICES — .92% of Total Net Assets
5,000,000	2.750% eBay, Inc., 01-30-23	$5,196,020
5,000,000	2.950% Leidos, Inc., 05-15-23 (c)	5,231,250
6,000,000	4.150% Trimble, Inc., 06-15-23	6,401,181
7,500,000	4.750% Trimble, Inc., 12-01-24	8,411,963

		$25,240,414
	CONSUMER PRODUCTS — 3.86% of Total Net Assets
5,848,000	2.850% Altria Group, Inc., 08-09-22	$6,022,820
10,000,000	2.764% B.A.T. Capital Corporation, 08-15-22	10,257,900
5,705,000	1.073% B.A.T. Capital Corporation, 08-15-22 (d)	5,746,119
20,500,000	3.222% B.A.T. Capital Corporation, 08-15-24	21,816,069
1,257,000	3.500% Beam Suntory, Inc., 05-15-22	1,282,489
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	6,260,502
10,000,000	3.250% Conagra Brands, Inc., 09-15-22	10,378,780
3,480,000	2.700% McCormick & Company, Inc., 08-15-22	3,577,075
1,135,000	3.500% McCormick & Company, Inc., 09-01-23	1,204,024
6,385,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	6,080,624
3,184,000	4.250% Pernod Ricard SA, 07-15-22 (c)	3,321,531
3,000,000	.750% Reckitt Benckiser Treasury Services PLC, 06-24-22 (c)(d)	3,015,921
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,939,215
10,250,000	2.550% Suntory Holdings, Ltd., 06-28-22 (c)	10,475,351
8,000,000	4.250% Tapestry, Inc., 04-01-25	8,711,628

		$106,090,048
	ENERGY SERVICES & PROCESSING — 2.08% of Total Net Assets
11,730,000	1.463% Kinder Morgan, Inc., 01-15-23 (d)	$11,916,853
15,000,000	4.500% Marathon Petroleum Corporation, 05-01-23	16,106,250
8,500,000	4.750% Marathon Petroleum Corporation, 12-15-23	9,318,393
5,000,000	2.700% Valero Energy Corporation, 04-15-23	5,198,758
14,526,000	1.333% Valero Energy Corporation, 09-15-23 (d)	14,546,845

		$57,087,099
	ENGINEERING & CONSTRUCTION — .82% of Total Net Assets
7,500,000	4.375% D.R. Horton, Inc., 09-15-22	$7,821,124
6,000,000	4.750% D.R. Horton, Inc., 02-15-23	6,377,355
5,085,000	2.500% D.R. Horton, Inc., 10-15-24	5,358,525
2,900,000	3.950% NVR, Inc., 09-15-22	3,013,378

		$22,570,382

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 2.19% of Total Net Assets
$3,625,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$3,966,877
10,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	10,963,430
2,000,000	4.250% Associated Banc-Corp, 01-15-25	2,172,576
5,465,000	3.500% Associated Bank, N.A., of Green Bay, 08-13-21	5,497,795
5,500,000	.905% Capital One Financial Corporation, 01-30-23 (d)	5,542,012
8,220,000	3.550% First Horizon Corporation, 05-26-23	8,680,115
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,159,183
4,500,000	3.514% JPMorgan Chase & Company, 06-18-22 (d)	4,518,133
6,500,000	4.875% Morgan Stanley, 11-01-22	6,917,186
4,500,000	2.859% UBS Group, AG, 08-15-23 (c)(d)	4,629,427
5,000,000	1.300% Wells Fargo & Company, 11-22-22 (d)	5,007,105

		$60,053,839
	INSURANCE — .79% of Total Net Assets
2,920,000	3.800% Globe Life, Inc., 09-15-22	$3,050,001
10,000,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	10,553,850
4,530,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	5,035,197
2,808,000	4.400% Mercury General Corporation, 03-15-27	3,172,529

		$21,811,577
	LODGING — .15% of Total Net Assets
2,000,000	5.750% Choice Hotels International, Inc., 07-01-22	$2,096,802
2,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	2,092,785

		$4,189,587
	MANUFACTURING — .30% of Total Net Assets
5,310,000	4.625% Kennametal, Inc., 06-15-28	$5,945,514
2,174,000	4.875% Xylem, Inc., 10-01-21	2,212,520

		$8,158,034
	NATURAL RESOURCES — 2.64% of Total Net Assets
1,600,000	3.375% Agrium, Inc., 03-15-25	$1,683,244
5,000,000	3.450% Canadian Natural Resources Ltd., 11-15-21	5,044,465
18,413,000	2.950% Canadian Natural Resources Ltd., 01-15-23	19,095,588
6,150,000	3.750% Mosaic Company, 11-15-21	6,213,059
6,319,000	3.250% Mosaic Company, 11-15-22	6,568,601
12,785,000	4.250% Mosaic Company, 11-15-23	13,821,518
7,115,000	3.150% Nutrien, Ltd., 10-01-22	7,333,413
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	8,333,509
4,000,000	5.750% Ovintiv, Inc., 01-30-22	4,125,000

		$72,218,397
	PHARMACEUTICALS — .39% of Total Net Assets
5,090,000	3.375% AbbVie, Inc., 11-14-21	$5,170,453
5,500,000	5.000% AbbVie, Inc., 12-15-21	5,598,890

		$10,769,343

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 3.67% of Total Net Assets
$4,500,000	3.850% Boston Properties, L.P., 02-01-23	$4,723,531
4,683,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	4,892,147
3,390,000	3.849% CC Holdings GS V, LLC, 04-15-23	3,602,644
2,626,000	4.375% Cubesmart, L.P., 12-15-23	2,855,986
11,915,000	3.750% Duke Realty, L.P., 12-01-24	13,026,586
3,500,000	2.625% Equinix, Inc., 11-18-24	3,692,827
3,500,000	3.375% Essex Portfolio, L.P., 01-15-23	3,643,594
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,713,538
3,517,000	3.625% Highwoods Realty, L.P., 01-15-23	3,647,623
3,522,000	4.400% Lexington Realty Trust, 06-15-24	3,832,408
1,050,000	3.375% Mid-America Apartments, L.P., 12-01-22	1,088,903
2,551,000	4.300% Mid-America Apartments, L.P., 10-15-23	2,755,011
4,899,000	3.625% Site Centers Corporation, 02-01-25	5,140,783
13,700,000	1.173% SL Green Operating Partnership, L.P., 08-16-21 (d)	13,702,987
1,502,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	1,553,860
2,270,000	2.950% UDR, Inc., 09-01-26	2,429,640
3,419,000	3.950% Washington Real Estate Investment Trust, 10-15-22	3,549,751
9,115,000	3.375% Weingarten Realty Investors, 10-15-22	9,428,688
7,070,000	4.450% Weingarten Realty Investors, 01-15-24	7,663,838
4,000,000	7.850% Weyerhaeuser Company, 07-01-26	4,997,502

		$100,941,847
	TRANSPORTATION — .88% of Total Net Assets
3,310,000	4.450% Canadian Pacific Railway Limited, 03-15-23	$3,517,398
2,950,000	2.700% FedEx Corporation, 04-15-23	3,086,668
3,000,000	3.300% J.B. Hunt Transport Services, Inc., 08-15-22	3,098,719
1,938,000	2.875% Kansas City Southern, 11-15-29	2,018,876
4,531,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (c)	4,810,001
7,500,000	3.450% Ryder System, Inc., 11-15-21	7,605,536

		$24,137,198
	UTILITIES — 1.27% of Total Net Assets
6,000,000	3.750% Alliant Energy Finance, LLC, 06-15-23 (c)	$6,373,596
4,000,000	4.250% Black Hills Corporation, 11-30-23	4,324,584
3,389,000	3.750% National Fuel Gas Company, 03-01-23	3,536,072
7,500,000	5.200% National Fuel Gas Company, 07-15-25	8,451,360
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,169,456
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	3,003,191

		$34,858,259
	WASTE & ENVIRONMENTAL SERVICES — .13% of Total Net Assets
3,500,000	2.400% Waste Management, Inc., 05-15-23	$3,630,954

		$3,630,954

		$592,087,452

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 4.55% of Total Net Assets
$5,000,000	United States Treasury bills .003%, 05-06-21 (e)	$4,999,998
15,000,000	United States Treasury bills .005%, 06-15-21 (e)	14,999,909
20,000,000	United States Treasury bonds 6.250%, 08-15-23	22,733,722
25,000,000	United States Treasury bonds 6.000%, 02-15-26	31,101,653
40,000,000	United States Treasury bonds 5.250%, 11-15-28	51,170,740

		$125,006,022

	Total Dollar Assets (identified cost $697,087,582)	$717,093,474

	Total Portfolio — 98.05% of total net assets (identified cost $1,865,475,539) (f)	$2,693,500,080
	Other assets, less liabilities (1.95% of total net assets)	53,480,791

	Net assets applicable to outstanding shares	$2,746,980,871

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2021, these securities amounted to $67,875,543, or 2.47% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2021.
	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.72% of Total Net Assets
$2,000,000	United States Treasury bills .003%, 05-06-21 (a)	$1,999,999
2,000,000	United States Treasury bills .004%, 05-13-21 (a)	1,999,997
1,900,000	United States Treasury bills .004%, 05-20-21 (a)	1,899,996
2,000,000	United States Treasury bills .005%, 06-24-21 (a)	1,999,985
1,900,000	United States Treasury bills .010%, 07-15-21 (a)	1,899,961
1,900,000	United States Treasury bills .010%, 08-19-21 (a)	1,899,943
1,900,000	United States Treasury bills .010%, 09-16-21 (a)	1,899,928

	Total Portfolio — 99.72% of total net assets (identified cost $13,599,673)(b)	$13,599,809
	Other assets, less liabilities (.28% of total net assets)	38,690

	Net assets applicable to outstanding shares	$13,638,499

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 83.54% of Total Net Assets

	AEROSPACE — 2.09% of Total Net Assets
$1,150,000	3.850% L3Harris Technologies, Inc., 06-15-23	$1,226,380

		$1,226,380
	CHEMICALS — 4.22% of Total Net Assets
1,250,000	4.150% Albemarle Corporation, 12-01-24	$1,377,213
600,000	3.500% Eastman Chemical Company, 12-01-21	610,954
200,000	3.950% FMC Corporation, 02-01-22	203,606
275,000	3.600% Westlake Chemical Corporation, 07-15-22	282,482

		$2,474,255
	COMMUNICATIONS SERVICES — 2.34% of Total Net Assets
1,000,000	.750% Bell Canada, 03-17-24	$1,000,498
200,000	4.464% Charter Communications Operating, LLC, 07-23-22	208,256
150,000	4.100% Rogers Communications, Inc., 10-01-23	161,723

		$1,370,477
	COMPUTER SOFTWARE & SERVICES — 2.21% of Total Net Assets
110,000	2.950% Leidos, Inc., 05-15-23 (a)	$115,087
1,050,000	4.750% Trimble, Inc., 12-01-24	1,177,675

		$1,292,762
	CONSUMER PRODUCTS — 17.36% of Total Net Assets
150,000	2.850% Altria Group, Inc., 08-09-22	$154,484
1,788,000	3.222% B.A.T. Capital Corporation, 08-15-24	1,902,787
125,000	3.250% B.A.T. International Finance, p.l.c., 06-07-22 (a)	128,509
500,000	2.250% Brown Forman Corporation, 01-15-23	512,349
1,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	1,070,433
1,000,000	3.500% McCormick & Company, Inc., 09-01-23	1,060,815
500,000	2.750% Mondelez International, Inc., 04-13-30	516,386
1,250,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (a)	1,190,412
1,250,000	2.550% Suntory Holdings, Ltd., 06-28-22 (a)	1,277,482
711,000	3.000% Tapestry, Inc., 07-15-22	726,098
1,500,000	4.250% Tapestry, Inc., 04-01-25	1,633,430

		$10,173,185
	ENERGY SERVICES & PROCESSING — 7.29% of Total Net Assets
200,000	4.000% BG Energy Capital, p.l.c., 10-15-21 (a)	$203,287
200,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	206,640
1,600,000	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	1,595,840
150,000	2.625% HollyFrontier Corporation, 10-01-23	154,869
1,500,000	4.500% Marathon Petroleum Corporation, 05-01-23	1,610,625
500,000	1.333% Valero Energy Corporation, 09-15-23 (c)	500,718

		$4,271,979
	ENGINEERING & CONSTRUCTION — .31% of Total Net Assets
175,000	4.375% D.R. Horton, Inc., 09-15-22	$182,493

		$182,493
	FINANCIAL SERVICES — 10.84% of Total Net Assets
225,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$244,794
1,350,000	3.500% Associated Bank, N.A., of Green Bay, 08-13-21	1,358,101
125,000	6.750% B. Riley Financial, Inc., 05-31-24	129,350
160,000	6.500% B. Riley Financial, Inc., 09-30-26	1,034,000
1,563,000	5.000% Deutsche Bank, AG, 02-14-22	1,615,452
1,500,000	3.550% First Horizon Corporation, 05-26-23	1,583,962
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	384,000

		$6,349,659

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 6.07% of Total Net Assets
$800,000	4.500% Brown & Brown, Inc., 03-15-29	$910,408
650,000	4.350% Kemper Corporation, 02-15-25	709,422
1,250,000	4.400% Mercury General Corporation, 03-15-27	1,412,272
750,000	7.450% Phoenix Companies, Inc., 01-15-32	525,000

		$3,557,102
	LODGING — .27% of Total Net Assets
150,000	5.750% Choice Hotels International, Inc., 07-01-22	$157,260

		$157,260
	MANUFACTURING — 2.57% of Total Net Assets
250,000	4.875% Avnet, Inc., 12-01-22	$264,897
250,000	3.375% Boston Scientific Corporation, 05-15-22	257,489
600,000	4.625% Kennametal, Inc., 06-15-28	671,809
300,000	3.450% RPM International, Inc., 11-15-22	310,340

		$1,504,535
	NATURAL RESOURCES — 6.95% of Total Net Assets
2,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	$2,074,142
275,000	3.750% Mosaic Company, 11-15-21	277,820
875,000	3.250% Mosaic Company, 11-15-22	909,563
250,000	3.150% Nutrien, Ltd., 10-01-22	257,674
500,000	6.950% Occidental Petroleum Corporation, 07-01-24	555,567

		$4,074,766
	PHARMACEUTICALS — .35% of Total Net Assets
190,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$203,209

		$203,209
	REAL ESTATE— 9.41% of Total Net Assets
1,135,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,228,056
38,000	4.250% Lexington Realty Trust, 06-15-23	40,091
350,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	363,955
45,000	3.900% Regency Centers, L.P., 11-01-25	49,364
125,000	3.625% Site Centers Corporation, 02-01-25	131,169
975,000	4.700% Site Centers Corporation, 06-01-27	1,080,036
975,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	1,008,664
1,000,000	2.950% UDR, Inc., 09-01-26	1,070,326
500,000	4.450% Weingarten Realty Investors, 01-15-24	541,997

		$5,513,658
	RESTAURANTS — .52% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$306,090

		$306,090
	RETAIL — .55% of Total Net Assets
300,000	3.500% AutoNation, Inc., 11-15-24	$324,060

		$324,060
	TRANSPORTATION — 4.91% of Total Net Assets
150,000	2.700% FedEx Corporation, 04-15-23	$156,949
342,000	3.300% J.B. Hunt Transport Services, Inc., 08-15-22	353,254
1,000,000	2.875% Kansas City Southern, 11-15-29	1,041,732
1,250,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (a)	1,326,970

		$2,878,905

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 5.28% of Total Net Assets
$1,500,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (a)	$1,593,399
850,000	2.100% Georgia Power Company, 07-30-23	876,910
150,000	3.750% National Fuel Gas Company, 03-01-23	156,510
460,000	.550% WEC Energy Group, Inc., 09-15-23	460,170

		$3,086,989

	Total Corporate Bonds (identified cost $48,928,338)	$48,947,764

	UNITED STATES TREASURY SECURITIES — 3.75% of Total Net Assets
2,200,000	United States Treasury bills .003%, 05-06-21 (d)	$2,199,999

	Total United States Treasury Securities (identified cost $2,199,998)	$2,199,999

Number of Shares
	PREFERRED STOCKS — 9.12% of Total Net Assets

	ENTERTAINMENT & LEISURE — 1.63% of Total Net Assets
13,178	5.750% ViacomCBS, Inc., Preferred Class A, 04-01-24 (b)	$955,932

		$955,932
	FINANCIAL SERVICES — 1.91% of Total Net Assets
8,000	5.000% Capital One Financial Corporation, Non-Cumulative Perpetual Preferred Class I	$208,000
12,500	7.250% Compass Diversified Holdings, Non-Cumulative Perpetual Preferred Class A	317,500
12,500	7.875% Compass Diversified Holdings, Cumulative Perpetual Preferred Class C	327,875
10,000	6.000% Merchants Bancorp, Non-Cumulative Perpetual Preferred Class C	263,000

		$1,116,375
	REAL ESTATE — 5.58% of Total Net Assets
4,000	6.625% Centerspace, Cumulative Perpetual Preferred Class C	$104,815
14,000	6.125% Monmouth REIT, Cumulative Perpetual Preferred Class C	357,700
8,122	6.375% Site Centers Corporation, Cumulative Perpetual Preferred Class A	214,908
16,000	6.750% UMH Properties, Inc., Cumulative Perpetual Preferred Class C	416,000
35,000	6.375% UMH Properties, Inc., Cumulative Perpetual Preferred Class D	900,900
15,000	6.250% Urstadt Biddle Properties, Inc., Cumulative Perpetual Preferred Class H	393,750
30,000	5.875% Urstadt Biddle Properties, Inc., Cumulative Perpetual Preferred Class K	778,200
4,000	4.875% Washington Federal, Inc., Non-Cumulative Perpetual Preferred Class A	102,960

		$3,269,233

	Total Preferred Stocks (identified cost $5,115,854)	$5,341,540

	Total Portfolio — 96.41% of total net assets (identified cost $56,244,190) (e)	$56,489,303
	Other assets, less liabilities (3.59% of total net assets)	2,104,228

	Net assets applicable to outstanding shares	$58,593,531

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2021, these securities amounted to $7,108,788, or 12.13% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

(b) Convertible security.
(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2021.
(d) Interest rate represents yield to maturity.
(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 101.88% of Total Net Assets

	AEROSPACE — 4.34% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,522,240

		$1,522,240
	CHEMICALS — 4.87% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$865,440
5,000	Albemarle Corporation	840,850

		$1,706,290
	COMPUTER SOFTWARE & SERVICES — 13.26% of Total Net Assets
3,000	Autodesk, Inc. (a)	$875,730
20,000	Palantir Technologies, Inc. Class A (a)	460,800
9,000	Twilio, Inc. Class A (a)	3,310,200

		$4,646,730
	ELECTRICAL EQUIPMENT & ELECTRONICS — 10.69% of Total Net Assets
3,000	Broadcom, Inc.	$1,368,600
10,000	Intel Corporation	575,300
3,000	NVIDIA Corporation	1,801,140

		$3,745,040
	ENERGY SERVICES & PROCESSING — 1.50% of Total Net Assets
15,000	HollyFrontier Corporation	$525,000

		$525,000
	ENGINEERING & CONSTRUCTION — 1.94% of Total Net Assets
7,000	Fluor Corporation	$160,860
5,000	Lennar Corporation Class A	518,000

		$678,860
	ENTERTAINMENT & LEISURE — 9.12% of Total Net Assets
5,000	Disney (Walt) Company	$930,100
5,000	Facebook, Inc. Class A (a)	1,625,400
5,000	Wynn Resorts, Ltd.	642,000

		$3,197,500
	FINANCIAL SERVICES — 14.00% of Total Net Assets
10,000	Affirm Holdings, Inc. (a)	$705,000
5,000	First Republic Bank	916,200
40,000	KeyCorp	870,400
10,000	Morgan Stanley	825,500
10,000	Schwab (Charles) Corporation	704,000
5,000	State Street Corporation	419,750
2,000	Visa, Inc. Class A	467,120

		$4,907,970
	MANUFACTURING — 10.22% of Total Net Assets
4,000	Agilent Technologies, Inc.	$534,560
4,000	Illinois Tool Works, Inc.	921,840
4,000	IPG Photonics Corporation (a)	868,440
4,000	Parker-Hannifin Corporation	1,255,240

		$3,580,080

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2021 (Unaudited)

Number of Shares		Market Value
	MATERIALS — 1.41% of Total Net Assets
6,000	Nucor Corporation	$493,560

		$493,560
	NATURAL RESOURCES — 12.23% of Total Net Assets
100,000	Freeport-McMoRan, Inc.	$3,771,000
5,000	Nutrien, Ltd.	275,950
10,000	Ovintiv, Inc.	239,300

		$4,286,250
	PHARMACEUTICALS — 6.55% of Total Net Assets
3,000	Amgen, Inc.	$718,920
25,000	Atara Biotherapeutics, Inc. (a)	351,500
25,000	Cortexyme, Inc. (a)	979,250
10,000	Personalis, Inc. (a)	246,400

		$2,296,070
	RETAIL — 5.62% of Total Net Assets
3,000	Costco Wholesale Corporation	$1,116,270
5,000	Williams-Sonoma, Inc.	853,750

		$1,970,020
	TRANSPORTATION — 6.13% of Total Net Assets
3,000	FedEx Corporation	$870,930
3,000	Kansas City Southern	876,630
5,000	Ryder System, Inc.	399,200

		$2,146,760

	Total Portfolio — 101.88% of total net assets (identified cost $11,102,094) (b)	$35,702,370
	Liabilities, less other assets (1.88% of total net assets)	(658,292)

	Net assets applicable to outstanding shares	$35,044,078

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2021 (Unaudited)

NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of April 30, 2021 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 555,380,287	$ 183	$ 335,479	$ 25,216,514
Investments other than securities	287,703,302	—	—	—

	843,083,589	183	335,479	25,216,514
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(15,059,048)	(47)	(90,366)	(616,238)
Investments other than securities	—	—	—	—

	(15,059,048)	(47)	(90,366)	(616,238)

Net unrealized appreciation of investments	$ 828,024,541	$ 136	$ 245,113	$ 24,600,276

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2021 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2021 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2021. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2021 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$534,939,358	$—	$—	$534,939,358
Silver assets	143,674,305	—	—	143,674,305
Swiss franc assets	5,544,441	208,773,802	—	214,318,243
Real estate and natural resource stocks	552,096,000	—	—	552,096,000
Aggressive growth stocks †	531,378,700	—	—	531,378,700
Dollar assets:
Corporate bonds †	—	592,087,452	—	592,087,452
United States Treasury securities	—	125,006,022	—	125,006,022

Total Portfolio	$1,767,632,804	$925,867,276	$—	$2,693,500,080

	65.63%	34.37%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,599,809	$—	$13,599,809

Total Portfolio	$—	$13,599,809	$—	$13,599,809

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$48,947,764	$—	$48,947,764
Preferred stocks †	5,341,540	—	—	5,341,540
United States Treasury securities	—	2,199,999	—	2,199,999

Total Portfolio	$5,341,540	$51,147,763	$—	$56,489,303

	9.46%	90.54%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$35,702,370	$—	$—	$35,702,370

Total Portfolio	$35,702,370	$—	$—	$35,702,370

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and common stocks.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Schedules of Investments

As of April 30, 2021

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/21

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2021 Permanent Portfolio Family of Funds. All rights reserved.